Cryptocurrencies (Details)	12 Months Ended
Jun. 30, 2022 USD ($) item
Quantities (in coins)
Balance at the beginning | item	0
Revenue recognized from cryptocurrencies mined | item	7.17
Balance at the end | item	7.17
Cryptocurrencies, amount
Balance at the beginning	$ 0
Revenue recognized from cryptocurrencies mined	192,351
Impairment loss of cryptocurrencies	(50,463)
Balance at the end	$ 141,888